File No. 33-43846
811-00524

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N‑1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 207	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 207	☒

(Check appropriate box or boxes.)

The Dreyfus/Laurel Funds Trust
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6400

Bennett A. MacDougall, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)
X	on March 31, 2017 pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
on (date) pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The following post-effective amendment to the Registrant's Registration Statement on Form N-1A relates to Dreyfus Equity Income Fund and does not affect the Registration Statement of the series below:

Dreyfus Emerging Markets Debt Local Currency Fund
Dreyfus Global Equity Income Fund
Dreyfus High Yield Fund
Dreyfus International Bond Fund

EXPLANATORY NOTE
This Post-Effective Amendment No. 207 to the Registration Statement on Form N-1A for The Dreyfus/Laurel Funds Trust is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 solely for the purpose of delaying, until March 31, 2017, the effectiveness of Post-Effective Amendment No. 202 ("PEA No. 202"), which was filed with the Securities and Exchange Commission via EDGAR Accession No. 0000899681-16-001848 on November 10, 2016.  Since no other changes are intended to be made to PEA No. 202 by means of this filing, Parts A, B and C of PEA No. 202 are incorporated herein by reference.
PART A – PROSPECTUS
The Prospectus for Class T shares of Dreyfus Equity Income Fund is incorporated herein by reference to Part A of PEA No. 202.
PART B – STATEMENT OF ADDITIONAL INFORMATION
The Statement of Additional Information for Class T shares of Dreyfus Equity Income Fund is incorporated herein by reference to Part B of PEA No. 202.
PART C – OTHER INFORMATION
Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of PEA No. 202.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 3rd day of March, 2017.

The Dreyfus/Laurel Funds Trust

By:	/s/ Bradley J. Skapyak*
Bradley J. Skapyak, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.
	Signatures	Title	Date

	/s/ Bradley J. Skapyak*	President (Principal Executive Officer)	03/03/2017
Bradley J. Skapyak

	/s/ James Windels*	Treasurer (Principal Financial and Accounting Officer)	03/03/2017
James Windels

	/s/ Joseph S. DiMartino*	Chairman of the Board	03/03/2017
Joseph S. DiMartino

	/s/ Kenneth A. Himmel*	Board Member	03/03/2017
Kenneth A. Himmel

	/s/ Stephen J. Lockwood*	Board Member	03/03/2017
Stephen J. Lockwood

	/s/ Roslyn M. Watson*	Board Member	03/03/2017
Roslyn M. Watson

	/s/ Benaree Pratt Wiley*	Board Member	03/03/2017
Benaree Pratt Wiley

	/s/ Francine J. Bovich*	Board Member	03/03/2017
Francine J. Bovich

*BY:	/s/ James Bitetto
James Bitetto Attorney-in-Fact